7. SHORT-TERM NOTES PAYABLE (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Short-Term Notes Payable Details Narrative
Short-term notes payable	$ 169,430		$ 0
Repayment of loan amount	$ 20,821	$ 0